Leases - Schedule of Operating Lease Payments (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Operating Lease Payments [Abstract]
2026	¥ 2,365,031
2027	1,143,881
2028	576,000
2029	456,000
2030	456,000
2031 and thereafter	6,194,000
Total undiscounted ease payments	11,190,912
Less: imputed interest	(2,737,529)
Present value of lease liabilities	¥ 8,453,383	¥ 5,622,605